Indebtedness	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Indebtedness
Indebtedness

5. Indebtedness

  Mortgage Debt

        Total mortgage indebtedness was $1.5 billion and $918.6 million at September 30, 2014 and December 31, 2013, respectively, as follows:

	September 30, 2014	December 31, 2013
Face amount of mortgage loans	$1,497,868	$917,532
Premiums, net	3,698	1,082

Carrying value of mortgage loans	$1,501,566	$918,614

        On June 20, 2014, resulting from our acquisition of the controlling interest in Clay Terrace (see Note 4), we assumed an additional mortgage with a fair value of $117.5 million.

        On June 19, 2014, we closed on an extension of the 5.84% fixed rate mortgage on Chesapeake Square with unpaid principal balance of $64.7 million and original maturity date of August 1, 2014. The new maturity date is February 1, 2017, with a one-year extension option subject to certain requirements.

        On June 18, 2014, resulting from our acquisition of the controlling interest in a portfolio of seven open-air shopping centers (see Note 4), we assumed additional mortgages on four properties with a fair value of $88.9 million.

        On June 5, 2014, we repaid the mortgage on Sunland Park Mall in the amount of $30.7 million (including prepayment penalty of $2.9 million, which is recorded in interest expense for the nine months ended September 30, 2014 in the accompanying consolidated and combined statements of operations. The loan was due to mature on January 1, 2026. The repayment was funded through a borrowing on our credit facility (see below).

        On February 20, 2014, West Ridge Mall refinanced its $64.6 million, 5.89% fixed rate mortgage maturing July 1, 2014 with a $54.0 million, 4.84% fixed rate mortgage that matures March 6, 2024. The new debt encumbers both West Ridge Mall and West Ridge Plaza.

        On February 11, 2014, Brunswick Square refinanced its $76.5 million, 5.65% fixed rate mortgage maturing August 11, 2014 with a $77.0 million, 4.796% fixed rate mortgage that matures March 1, 2024.

        In addition, prior to May 28, 2014, mortgages were obtained on previously unencumbered properties as follows (in millions):

Property	Amount	Interest Rate	Type	Maturity
Muncie Mall	$37.0	4.19%	Fixed	4/1/2021
Oak Court Mall	40.0	4.76%	Fixed	4/1/2021
Lincolnwood Town Center	53.0	4.26%	Fixed	4/1/2021
Cottonwood Mall	105.0	4.82%	Fixed	4/6/2024
Westminster Mall	85.0	4.65%	Fixed	4/1/2024
Charlottesville Fashion Square	50.0	4.54%	Fixed	4/1/2024
Town Center at Aurora	55.0	4.19%	Fixed	4/1/2019

Total(1)	$425.0

(1)
Proceeds were retained by SPG as part of the separation (see Note 6).

  Unsecured Debt

        On May 15, 2014, we closed on a senior unsecured revolving credit facility, or Revolver, and a senior unsecured term loan, or Term Loan (collectively referred to as the "Facility"). The Revolver provides borrowings on a revolving basis up to $900 million, bears interest at one-month LIBOR plus 1.05%, and will initially mature on May 30, 2018, subject to two, 6-month extensions available at our option subject to compliance with the terms of the Facility and payment of a customary extension fee. The Term Loan provides borrowings in an aggregate principal amount up to $500 million, bears interest at one-month LIBOR plus 1.15%, and will initially mature on May 30, 2016, subject to three, 12-month extensions available at our option subject to compliance with the terms of the Facility and payment of a customary extension fee.

        In connection with the formation of WPG, and as contemplated in the Information Statement dated May 16, 2014 filed as Exhibit 99.1 to our current report on Form 8-K filed on May 20, 2014, we incurred $670.8 million of additional indebtedness under the Facility concurrent with the May 28, 2014 distribution or shortly thereafter. The proceeds of the borrowings under the Facility were used as follows: (i) $585.0 million was retained by SPG as part of the formation transactions, (ii) $30.7 million was used for the repayment of the Sunland Park Mall mortgage, (iii) $39.9 million was retained to cover transaction and related costs, (iv) $11.4 million was repaid to SPG for deferred loan financing costs and (v) the remaining $3.8 million was retained on hand for other corporate and working capital purposes. On June 17, 2014, we incurred an additional $170.0 million of indebtedness under the Facility, the proceeds of which were primarily used for the acquisition of our partner's interest in a portfolio of seven open-air shopping centers (see Note 4).

        At September 30, 2014, our unsecured debt consisted of $340.8 million outstanding under the Revolver and $500.0 million outstanding under the Term Loan. On September 30, 2014, we had an aggregate available borrowing capacity of $559.2 million under the Facility.

  Covenants

        Our unsecured debt agreements contain financial and other covenants. If we were to fail to comply with these covenants, after the expiration of the applicable cure periods, the debt maturity could be accelerated or other remedies could be sought by the lender including adjustments to the applicable interest rate. As of September 30, 2014, we were in compliance with all covenants of our unsecured debt.

        At September 30, 2014, certain of our consolidated subsidiaries were the borrowers under 31 non-recourse mortgage loans secured by mortgages encumbering 36 properties, including four separate pools of cross-defaulted and cross-collateralized mortgages encumbering a total of 10 properties. Under these cross-default provisions, a default under any mortgage included in the cross-defaulted pool may constitute a default under all mortgages within that pool and may lead to acceleration of the indebtedness due on each property within the pool. Certain of our secured debt instruments contain financial and other non-financial covenants which are specific to the properties which serve as collateral for that debt. Our existing non-recourse mortgage loans generally prohibit our subsidiaries that are borrowers thereunder from incurring additional indebtedness, subject to certain customary and limited exceptions. In addition, certain of these instruments limit the ability of the applicable borrower's parent entity from incurring mezzanine indebtedness unless certain conditions are satisfied, including compliance with maximum loan to value ratio and minimum debt service coverage ratio tests. Further, under certain of these existing agreements, if certain cash flow levels in respect of the applicable mortgaged property (as described in the applicable agreement) are not maintained for at least two consecutive quarters, the lender could accelerate the debt and enforce its right against its collateral. If the borrower fails to comply with these covenants, the lender could accelerate the debt and enforce its right against their collateral. At September 30, 2014, the applicable borrowers under these non-recourse mortgage loans were in compliance with all covenants where non-compliance could individually, or giving effect to applicable cross-default provisions in the aggregate, have a material adverse effect on our financial condition, results of operations or cash flows.

  Fair Value of Debt

        The carrying values of our variable-rate unsecured loans approximate their fair values. We estimate the fair values of fixed-rate mortgages using cash flows discounted at current borrowing rates. The book value of our fixed-rate mortgages was $1.5 billion and $918.6 million as of September 30, 2014 and December 31, 2013, respectively. The fair values of these financial instruments and the related discount rate assumptions as of September 30, 2014 and December 31, 2013 are summarized as follows:

	September 30, 2014	December 31, 2013
Fair value of fixed-rate mortgages	$1,568,426	$981,631
Weighted average discount rates assumed in calculation of fair value for fixed-rate mortgages	3.29%	3.06%

6. Indebtedness

        Our mortgage indebtedness consists of the following as of December 31:

	2013	2012
Fixed-Rate Debt:
Mortgages, including $1,082 and $1,591 premiums, respectively. Weighted average interest and maturity of 5.87% and 4.0 years at December 31, 2013. Weighted average interest and maturity of 5.89% and 4.8 years at December 31, 2012.	$918,614	$926,159

        General.    At December 31, 2013, certain of our consolidated subsidiaries were the borrowers under 20 non-recourse mortgage loans secured by mortgages encumbering 24 properties, including two separate pools of cross-defaulted and cross- collateralized mortgages encumbering a total of six properties. Under these cross-default provisions, a default under any mortgage included in the cross- defaulted pool may constitute a default under all mortgages within that pool and may lead to acceleration of the indebtedness due on each property within the pool. Certain of our secured debt instruments contain financial and other non-financial covenants which are specific to the properties which serve as collateral for that debt. Our existing non-recourse mortgage loans generally prohibit our subsidiaries that are borrowers thereunder from incurring additional indebtedness, subject to certain customary and limited exceptions. In addition, certain or these instruments limit the ability of the applicable borrower's parent entity from incurrent mezzanine indebtedness unless certain conditions are satisfied, including compliance with maximum loan to value ratio and minimum debt service coverage ratio tests. Further, under certain of these existing agreements, if certain cash flow levels in respect of the applicable mortgaged property (as described in the applicable agreement) are not maintained for at least two consecutive quarters, the lender could accelerate the debt and enforce its right against its collateral. If the borrower fails to comply with these covenants, the lender could accelerate the debt and enforce its right against their collateral. At December 31, 2013, the applicable borrowers under these non-recourse mortgage loans were in compliance with all covenants where non-compliance could individually, or giving effect to applicable cross- default provisions in the aggregate, have a material adverse effect on our financial condition, results of operations or cash flows.

  Mortgage Debt

        Total mortgage indebtedness was $918.6 million and $926.2 million at December 31, 2013 and 2012, respectively. In October 2013, Concord Mills Marketplace refinanced its $12.2 million, 5.76% fixed rate mortgage maturing February 1, 2014 with a $16.0 million, 4.82% fixed rate mortgage that matures November 1, 2023.

        On February 11, 2014, Brunswick Square refinanced its $76.5 million, 5.65% fixed rate mortgage maturing August 11, 2014 with a $77.0 million, 4.796% fixed rate mortgage that matures March 1, 2024.

        On February 20, 2014, West Ridge Mall refinanced its $64.6 million, 5.89% fixed rate mortgage maturing July 1, 2014 with a $54.0 million, 4.84% fixed rate mortgage that matures March 6, 2024. The new debt encumbers both West Ridge Mall and West Ridge Plaza.

        On March 14, 2014, Muncie Mall entered into a $37.0 million, 4.19% fixed rate mortgage that matures April 1, 2021.

        On March 18, 2014, Oak Court Mall entered into a $40.0 million, 4.76% fixed rate mortgage that matures April 1, 2021. Also, on March 18, 2014, Lincolnwood Town Center entered into a $53.0 million, 4.26% fixed rate mortgage that matures on April 1, 2021.

        On March 25, 2014, Cottonwood Mall entered into a $105.0 million, 4.82% fixed rate mortgage that matures April 6, 2024.

        On March 26, 2014, Westminster Mall entered into a $85.0 million, 4.65% fixed rate mortgage that matures April 1, 2024.

        On March 27, 2014, Charlottesville Fashion Square entered into a $50.0 million, 4.54% fixed rate mortgage that matures April 1, 2024.

        On April 4, 2014, Town Center at Aurora entered into a $55.0 million, 4.19% fixed rate mortgage that initially matures April 1, 2019, with two 1-year extension options subject to certain requirements.

        As further discussed in Note 4, on March 22, 2012, SPG acquired a controlling interest in a previously unconsolidated property and recorded its acquisition of the interest using the acquisition method of accounting. The associated mortgage debt, including the fair value premium, was $13.0 million.

        Scheduled principal repayments on indebtedness as of December 31, 2013 are as follows:

2014	$229,211
2015	33,824
2016	302,477
2017	47,641
2018	8,148
Thereafter	296,231

Total principal maturities	917,532
Net unamortized debt premium	1,082

Total mortgages	$918,614

        Cash paid for interest in each period, net of any amounts capitalized, was as follows:

	For the Year Ended December 31,
	2013	2012	2011
Cash paid for interest	$56,073	$58,753	$56,088

  Fair Value of Debt

        We estimate the fair values of fixed-rate mortgages using cash flows discounted at current borrowing rates. The fair values of these financial instruments and the related discount rate assumptions as of December 31 are summarized as follows:

	2013	2012
Fair value of fixed-rate mortgages	$981,631	$1,014,405
Weighted average discount rates assumed in calculation of fair value for fixed-rate mortgages	3.06%	3.33%